Income Taxes - Additional Information (Detail) $ in Thousands		12 Months Ended
	Mar. 11, 2021 USD ($) Employee	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Income Taxes [Line Items]
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated		100.00%	100.00%	100.00%
Valuation allowance		$ 5,107	$ 668
Gross unrecognized tax benefits		6,727	6,505	$ 5,367	$ 4,902
Unrecognized tax benefits that, if recognized, would affect the effective tax rate		5,636	5,461
Estimated accrued interest and penalties resulting from unrecognized tax benefits		1,211	$ 982
Foreign subsidiaries earnings		114,000
America Rescue Plan Act of 2021
Income Taxes [Line Items]
Number Of Additional Most Highly Compensated Individuals | Employee	5
Annual Cap On Compensation	$ 1,000
State and other
Income Taxes [Line Items]
Net operating loss carry forwards		$ 15,595
State and other | Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date		2041
State and other | Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date		2026
Foreign
Income Taxes [Line Items]
Net operating loss carry forwards		$ 14,977
Foreign | Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date		2041
Foreign | Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date		2036
Federal
Income Taxes [Line Items]
Net operating loss carry forwards		$ 0